Revenue (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Schedule of Net Revenue

The Company had net revenue for the three months ended March 31, 2022 and 2021 as follows:

	March 31,	March 31,
	2022	2021

Dashboards	$13,623	$14,076
IT Managed Services	25,740	25,741
Software and Interfaces	—	8,640
Support and Maintenance	25,840	22,034
vCIO Services	14,191	22,500
Software Licenses Fees	15,497	25,127
Other	1,002	99
Total Net Revenue	$95,893	$118,217

The Company had net revenue for the years ended December 31, 2021 and 2020 as follows:

	December 31,	December 31,
	2021	2020

Dashboards	$69,258	$—
IT Managed Services	102,960	—
Software and Interfaces	58,599	15,015
Support and Maintenance	95,355	299,082
vCIO Services	65,313	—
Software Licenses Fees	74,618	204,124
Other	2,780	10,403
Total Net Revenue	$468,883	$528,624